Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Net Sales	$ 28,083,985	$ 28,449,941
Cost of Goods Sold	21,554,285	22,747,615
Gross Profit	6,529,700	5,702,326
General and Administrative Expenses	7,047,300	8,278,720
Loss from Operations	(517,600)	(2,576,394)
Other (Expense) Income
Other (Expense) Income	(39,875)	346,835
Interest Expense, Including Amortization of Debt Issuance Costs	(795,810)	(764,934)
Total Other Expense	(835,685)	(418,099)
Loss Before Provision for (Benefit) Income Taxes	(1,353,285)	(2,994,493)
Provision (Benefit) for Income Taxes	439,942	(514,832)
Net Loss	$ (1,793,227)	$ (2,479,661)
Net Loss per Common Share
Basic	$ (0.05)	$ (0.07)
Diluted	$ (0.05)	$ (0.07)
Weighted Average Number of Common Shares Outstanding
Basic	36,920,226	36,688,266
Diluted	36,920,226	36,688,266